Acqusitions and Divestitures (Schedule of Acquired Assets and Liabilities) (Details) - USD ($)	Dec. 31, 2014	Dec. 31, 2013	Jun. 07, 2013	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Goodwill	$ 145,932,000	$ 141,943,000		$ 134,242,000	$ 133,659,000
Mountain National Bank | Acquired From FDIC
Assets:
Cash and cash equivalents			$ 54,872,000
Interest-bearing cash			26,984,000
Securities available-for-sale			73,948,000
Loans, net of unearned income			249,001,000
Core deposit intangible			0
Premises and equipment			10,359,000
Real estate acquired by foreclosure			33,294,000
Deferred tax asset			(286,000)
Other assets			3,375,000
Total assets acquired			451,547,000
Liabilities:
Deposits			362,098,000
Securities sold under agreements to repurchase			1,930,000
Federal Home Loan Bank advances			50,040,000
Other liabilities			2,547,000
Total liabilities assumed			416,615,000
Acquired noncontrolling interest			117,000
Total liabilities assumed and acquired noncontrolling interest			416,732,000
Excess of assets acquired over liabilities assumed			34,815,000
Mountain National Bank | Purchase Accounting Fair Value Adjustments
Assets:
Cash and cash equivalents			0
Interest-bearing cash			0
Securities available-for-sale			(440,000)
Loans, net of unearned income			(33,094,000)
Core deposit intangible			3,200,000
Premises and equipment			3,755,000
Real estate acquired by foreclosure			(10,930,000)
Deferred tax asset			3,097,000
Other assets			(461,000)
Total assets acquired			(34,873,000)
Liabilities:
Deposits			2,000,000
Securities sold under agreements to repurchase			0
Federal Home Loan Bank advances			5,586,000
Other liabilities			0
Total liabilities assumed			7,586,000
Acquired noncontrolling interest			57,000
Total liabilities assumed and acquired noncontrolling interest			7,643,000
Aggregate purchase accounting/fair value adjustments			(42,516,000)
Mountain National Bank | As Recorded by FHN
Assets:
Cash and cash equivalents			54,872,000
Interest-bearing cash			26,984,000
Securities available-for-sale			73,508,000
Loans, net of unearned income			215,907,000
Core deposit intangible			3,200,000
Premises and equipment			14,114,000
Real estate acquired by foreclosure			22,364,000
Deferred tax asset			2,811,000
Other assets			2,914,000
Total assets acquired			416,674,000
Liabilities:
Deposits			364,098,000
Securities sold under agreements to repurchase			1,930,000
Federal Home Loan Bank advances			55,626,000
Other liabilities			2,547,000
Total liabilities assumed			424,201,000
Acquired noncontrolling interest			174,000
Total liabilities assumed and acquired noncontrolling interest			424,375,000
Goodwill			$ 7,701,000